Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Future Lease Payments

2020 (remaining 3 months)	$1,198
2021	4,786
2022	4,945
2023	—
2024	9,825

20,754
Less amount representing interest	(5,042)

Present value of minimum lease payments	15,712
Less current maturities	(3,473)

Long-term portion	$12,239

2020	$4,791
2021	4,780
2022	4,945
2023	—
2024	9,834

24,350
Less amount representing interest	(6,862)

Present value of minimum lease payments	17,488
Less current maturities	(3,057)

Long-term portion	$14,431

Schedule Of Operating Leased Assets

2020	$5,661
2021	5,077
2022	2,677
2023	1,874
2024	1,224
Thereafter	6,898

$23,411

Schedule Of Operating Leased Assets

2020 (remaining 3 months)	$1,250
2021	5,974
2022	3,471
2023	2,804
2024	1,224
Thereafter	6,899

$21,622